As Filed with the U.S. Securities and Exchange Commission on December 13, 2007

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 73 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 73 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of rule 485
[ ]   on (date) pursuant to paragraph (b)(1)(v) of rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]   on (date) pursuant to paragraph (a)(1) of rule 485
[X]   75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS
                                                                   MARCH _, 2008

                                                     ALTERNATIVE INVESTMENT FUND
                                          ALTERNATIVE STRATEGIES ALLOCATION FUND

          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX LOGO]

          THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS


         ALTERNATIVE INVESTMENT FUND                                   X
              Alternative Strategies Allocation Fund                   X


         DESCRIPTIONS OF PRINCIPAL RISKS                                      XX
         FUND PERFORMANCE                                                     XX
         FUND FEES AND EXPENSES                                               XX
         MORE INFORMATION ABOUT THE FUND                                      XX
         BENCHMARK AND INVESTMENTS                                            XX
         SHAREHOLDER INFORMATION                                              XX
         TRANSACTION INFORMATION                                              XX
         BUYING FUND SHARES                                                   XX
         SELLING FUND SHARES                                                  XX
         EXCHANGING FUND SHARES                                               XX
         RYDEX ACCOUNT POLICIES                                               XX
         DISTRIBUTION AND SHAREHOLDER SERVICES                                XX
         DIVIDENDS AND DISTRIBUTIONS                                          XX
         TAX INFORMATION                                                      XX
         MANAGEMENT OF THE FUND                                               XX
         ADDITIONAL INFORMATION                                               XX

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes the H-Class Shares of the Alternative Strategies Allocation Fund (the "Fund").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     o    ARE NOT FEDERALLY INSURED

     o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     o    ARE NOT BANK DEPOSITS

     o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ALTERNATIVE STRATEGIES ALLOCATION FUND
--------------------------------------------------------------------------------
H-CLASS (######)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, Rydex Investments (the "Advisor") will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (I.E., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed in the table below (please note that the Advisor may change the Fund's asset class and/or strategy allocations and underlying funds without shareholder notice). The Fund may generally invest in each underlying fund without limitation.

       -----------------------------------------------------------------
       UNDERLYING FUNDS:
       -----------------------------------------------------------------
       RYDEX FUNDS (AFFILIATED UNDERLYING FUNDS)
       -----------------------------------------------------------------
            Absolute Return Strategies
       -----------------------------------------------------------------
            Commodities Strategy
       -----------------------------------------------------------------
            Managed Futures Strategy
       -----------------------------------------------------------------
            Real Estate
       -----------------------------------------------------------------
       UN-AFFILIATED UNDERLYING FUNDS
       -----------------------------------------------------------------
            PowerShares DB G10 Currency Harvest Fund
       -----------------------------------------------------------------

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an affiliated underlying fund's prospectus or statement of additional information by calling Rydex Client Services at
800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may obtain a copy of an unaffiliated underlying fund's prospectus or statement of additional information by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:


     o    Commodity-Linked Derivative Investment Risk

     o    Conflicts of Interest Risk

     o    Counterparty Credit Risk

     o    Depositary Receipt Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Energy Sector Risk

     o    Fixed Income Risk

     o    Foreign Currency Risk

     o    High Yield Risk

     o    Investment in Investment Companies Risk

     o    Leveraging Risk

     o    Liquidity Risk

     o    Market Risk

     o    Portfolio Turnover Risk

     o    Real Estate Sector Risk

     o    Short Sales Risk

     o    Small-Capitalization and Mid-Capitalization Securities Risk

     o    Tax Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - Certain of the underlying funds in which the Fund invests are exposed to the commodities markets. The underlying funds' exposure to the commodities markets may subject them, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     o INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - Several of the underlying funds may invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

          The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose certain of the underlying funds, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the underlying funds may receive more or less principal than they originally invested. The underlying funds might receive interest payments that are more or less than the stated coupon interest payments.

     o STRUCTURED NOTE RISK - Certain of the underlying funds intend to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by the affiliated underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing certain of the underlying funds. The Advisor is obligated to disregard the fees payable by such underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of certain of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and certain of the underlying funds.

COUNTERPARTY CREDIT RISK - The Fund may invest in underlying funds that invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying funds, this default will cause the value of the investment in the underlying funds to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and certain of the underlying funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     o CREDIT DEFAULT SWAP RISK - Certain of the underlying funds may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may invest in certain underlying funds that may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in which the underlying funds invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the underlying fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in underlying funds that may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

     The risks associated with the underlying funds' use of futures and options contracts include:

     o    The   underlying   funds   experiencing   losses  that  exceed  losses
          experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

     o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's or an underlying fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund or an underlying fund needs to execute a high volume of trades late in a trading day, the Fund or an underlying fund might incur substantial trading losses, which would negatively impact the Fund.

ENERGY SECTOR RISK - The Fund may invest in certain underlying funds that are subject to the risk that energy sector commodities that they purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in such underlying funds, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in underlying funds that may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund may invest in underlying funds that may invest in securities denominated in foreign currencies. As a result, the Fund's investment in such underlying funds is subject to currency risk. Currency risks include the following:

     o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

     o An underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, neither the underlying funds nor the Fund plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

HIGH YIELD RISK - The Fund may invest in underlying funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

LEVERAGING RISK - The Fund may invest in underlying funds that invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments and thus the Fund's investments in those underlying funds. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in underlying funds that are subject to liquidity risk. Under certain circumstances, it may be difficult for an underlying fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and with respect to affiliated underlying funds, the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund, and the underlying funds in which it invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's and an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the NAV of the Fund or underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's and an underlying fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

PORTFOLIO TURNOVER RISK - Certain of the underlying funds in which the Fund may invest employ investment strategies that may frequently involve buying and selling portfolio securities to rebalance the underlying funds' exposure to various market sectors. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the underlying funds', and thus the Fund's, performance to be less than you expect.

REAL ESTATE SECTOR RISK -The Fund may invest in underlying funds that invest in the real estate industry including real estate investment trusts ("REITS") (collectively, "Real Estate Companies"). The Fund's investment in such underlying funds is subject to the risk that the real estate industry will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. These factors may increase the volatility of an underlying fund's investments in Real Estate Companies and negatively impact the Fund's investment in such underlying fund.

SHORT SALES RISK - The Fund, and certain of the underlying funds in which the Fund invests, may engage in short sales. Short sales are transactions in which the Fund or an underlying fund sells a security it does not own. To complete the transaction, the Fund or the underlying fund must borrow the security to make delivery to the buyer. The Fund or the underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or the underlying fund. If the underlying security goes down in price between the time the Fund or the underlying fund sells the security and buys it back, the Fund or the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. The Fund or the underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or the underlying fund's needs for immediate cash or other liquidity. The Fund's or the underlying fund's investment performance may also suffer if the Fund or the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or the underlying fund to deliver the securities the Fund or the underlying fund borrowed at the commencement of the short sale and the Fund or the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or the underlying fund's open short positions. These expenses negatively impact the performance of the Fund or the underlying fund. For example, when the Fund or the underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or the underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or the underlying fund's unrealized gain or reduces the Fund's or the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or the underlying fund is obligated to pay is greater than the interest earned by the Fund or the underlying fund on investments, the performance of the Fund or the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds that invest in small-capitalization and mid-capitalization companies. In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - The Fund may invest in underlying funds that are subject to tax risk. As noted under "Commodity-Linked Derivative Investment Risk" above, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the underlying funds invest will not be considered qualifying income after September 30, 2006. The affected underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

Certain of the underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate certain affiliated underlying funds in a manner consistent with each underlying fund's current investment objective by investing in these commodities-linked structured notes.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds that are subject to tracking error risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. Certain of the underlying funds that seek to track their respective benchmarks over time, are subject to the effects of mathematical compounding which may prevent the underlying funds' from correlating with the monthly, quarterly, annual or other performance of their benchmarks. Tracking error risk may cause an underlying fund's, and thus the Fund's, performance to be less than you expect.

TRADING HALT RISK - The underlying funds in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The Alternative Strategies Allocation Fund is new and therefore does not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

H-CLASS SHARES

  ---------------------------------------------------------------------------------------------------------
                                                                  ALTERNATIVE STRATEGIES ALLOCATION FUND
  ---------------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
  ---------------------------------------------------------------------------------------------------------
  Redemption  Fee  on  Shares   Redeemed  Within  30  Days  of
  Purchase   (as  a   percentage   of  amount   redeemed,   if                    1.00%
  applicable)(2)
  ---------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  ---------------------------------------------------------------------------------------------------------
  Management Fees                                                                  None
  ---------------------------------------------------------------------------------------------------------
  Distribution And/Or Shareholder Service (12b-1) Fees(3)                          None
  ---------------------------------------------------------------------------------------------------------
  Total Other Expenses(4)                                                         %X.XX
  ---------------------------------------------------------------------------------------------------------
     Acquired Fund Fees and Expenses(5)                                           %X.XX
  ---------------------------------------------------------------------------------------------------------
     Remaining Other Expenses                                                     %X.XX
  ---------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                            %X.XX
  ---------------------------------------------------------------------------------------------------------

1) The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000 for accounts held directly through the Fund's transfer agent.

2)   For  more  information  see  "Frequent  Purchases  and  Redemption  of Fund
     Shares."

3) Certain underlying funds pay a 0.25% distribution fee to Rydex Distributors, Inc. (the "Distributor") pursuant to Rule 12b-1 for the distribution expenses associated with distributing the underlying funds, which is included in the "Acquired Fund Fees and Expenses." The Distributor will use the 12b-1 fees paid by the underlying funds for its distribution expenses associated with distributing the Fund.

4) Because the Fund is new, "Total Other Expenses," "Acquired Fund Fees and Expenses," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year.

5) As a shareholder in underlying funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your cost based on these assumptions.

H-CLASS SHARES

  ----------------------------------------------------------------------------
  ALTERNATIVE STRATEGIES ALLOCATION FUND        1 YEAR           3 YEARS
  ----------------------------------------------------------------------------
                                                 $XXX              $XXX
  ----------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
BENCHMARK AND INVESTMENTS

ADVISOR'S INVESTMENT METHODOLOGY

The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

DESCRIPTION OF THE UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. In an effort to achieve its objective, the Absolute Return Strategies Fund pursues those investment strategies widely employed by hedge funds that may be replicated through proprietary quantitative style analysis. The investment strategies include, but are not limited to: long/short equity; equity market neutral; fixed income arbitrage; merger arbitrage; and global macro strategies.

COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Commodities Strategy Fund's current benchmark is the S&P GSCI(TM) Commodity Index. S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. The Commodities Strategy Fund seeks exposure to the performance of the commodities markets by investing in commodity-linked structured notes, ETFs that provide exposure to the commodities markets and in commodity-linked derivative instruments, including swap agreements.

MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Managed Futures Strategy Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in Real Estate Companies, including REITs.

POWERSHARES DB G10 CURRENCY HARVEST FUND

The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index - Excess ReturnTM (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the SEC pursuant to the Securities Act of 1933 and its prospectus may be obtained from the SEC's EDGAR database on its web site - http://www.sec.gov.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     o    $1,000 for retirement accounts

     o    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase.
          Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

  ------------------------------------------------------------------------------
  METHOD                                               CUT-OFF TIME
  ------------------------------------------------------------------------------
  By Mail                                              Market Close
  ------------------------------------------------------------------------------
  By Phone                                             Market Close
  ------------------------------------------------------------------------------
  By Internet                                          Market Close
  ------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
  METHOD                                               CUT-OFF TIME
  ------------------------------------------------------------------------------
  By Financial Intermediary                            Market Close*
  ------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

The Fund calculates its NAV by:

     o    Taking the current market value of its total assets

     o    Subtracting any liabilities

     o    Dividing   that  amount  by  the  total  number  of  shares  owned  by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - WWW.RYDEXINVESTMENTS.COM.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

------------------------------------------------------------------------------------------------------
                       INITIAL PURCHASE                        SUBSEQUENT PURCHASES
                       -------------------------------------------------------------------------------
BY MAIL                Complete the account  application       Complete  the  Rydex  investment  slip
IRA AND OTHER          that  corresponds  to the type of       included    with    your     quarterly
RETIREMENT             account you are opening.                statement  or  send  written  purchase
ACCOUNTS                                                       instructions that include:
REQUIRE                o    Make  sure  to  designate
ADDITIONAL                  the  Rydex   Fund(s)  you          o    your name
PAPERWORK.                  want to purchase.
                                                               o    your shareholder  account
CALL RYDEX             o    Make sure your investment               number
CLIENT SERVICES             meets     the     account
TO REQUEST A                minimum.                           o    the  Rydex   Fund(s)  you
RETIREMENT                                                          want to purchase.
ACCOUNT                -------------------------------------------------------------------------------
INVESTOR               Make your check payable to RYDEX INVESTMENTS.
APPLICATION            -------------------------------------------------------------------------------
KIT.                   Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                       -------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                       Include  the name of the Rydex  Fund(s) you want to purchase on your check.

                       IF YOU DO NOT  SPECIFY  WHICH  RYDEX  FUND(S)  YOU  WANT  TO
                       PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S.
                       GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                       PROSPECTUS.
                       -------------------------------------------------------------------------------
                       Mail your  application  and check       Mail     your     written     purchase
                       to:                                     instructions and check to:
                       -------------------------------------------------------------------------------
                       MAILING ADDRESS:
                       Rydex Investments
                       Attn: Ops. Dept.
                       9601 Blackwell Road, Suite 500
                       Rockville, MD 20850
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                       INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                       -------------------------------------------------------------------------------
                       Submit new account  paperwork,  and      Be sure to  designate  in your wire
                       then  call  Rydex  to  obtain  your      instructions  the Rydex Fund(s) you
                       account number.                          want to purchase.

                       o        MAKE  SURE  TO   DESIGNATE
BY WIRE                         THE  RYDEX   FUND(S)   YOU
                                WANT TO PURCHASE.

                       o        MAKE SURE YOUR  INVESTMENT
RYDEX CLIENT                    MEETS THE ACCOUNT MINIMUM.
SERVICES PHONE         -------------------------------------------------------------------------------
NUMBER:                To obtain  "same-day  credit" (to get that Business Day's NAV)
800.820.0888           for your purchase  order,  YOU MUST CALL RYDEX CLIENT SERVICES
OR                     AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
301.296.5406           CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                       o        Account Number

                       o        Fund Name

                       o        Amount of Wire

                       o        Fed Wire Reference Number (upon request)

                       You will  receive a  confirmation  number to verify  that your purchase order has been accepted.

                       IF YOU DO NOT NOTIFY RYDEX CLIENT  SERVICES OF THE INCOMING WIRE,  YOUR
                       PURCHASE  ORDER WILL NOT BE PROCESSED  UNTIL THE BUSINESS DAY FOLLOWING
                       THE RECEIPT OF THE WIRE.

                       WIRE INSTRUCTIONS:
                       U.S. Bank
                       Cincinnati, OH
                       Routing Number: 0420-00013
                       For Account of: Rydex Investments
                       Account Number: 48038-9030
                       [Your Name]
                       [Your shareholder account number]

                       IF YOU DO NOT SPECIFY  THE RYDEX  FUND(S)  YOU WANT TO  PURCHASE,  YOUR
                       INVESTMENT WILL BE CREDITED TO THE RYDEX U.S.  GOVERNMENT  MONEY MARKET
                       FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                       INITIAL PURCHASE                        SUBSEQUENT PURCHASES
                       -------------------------------------------------------------------------------
                       Submit new account  paperwork,  and     SUBSEQUENT  PURCHASES  MADE VIA ACH
                       then  call  Rydex  to  obtain  your     MUST BE A MINIMUM OF $50. To make a
                       account number. Be sure to complete     subsequent  purchase  send  written
BY ACH                 the   "Electronic   Investing   via     purchase instructions that include:
(FAX)                  ("ACH")"  section.  Then, fax it to
                       Rydex (ONLY  Individual,  Joint and     o    YOUR NAME
RYDEX  FAX  NUMBER:    UGMA/UTMA accounts may be opened by
301.296.5103           fax).                                   o    YOUR    SHAREHOLDER    ACCOUNT
                                                                    NUMBER
                       o    MAKE SURE TO  INCLUDE A LETTER
                            OF INSTRUCTION REQUESTING THAT     o    THE RYDEX  FUND(S) YOU WANT TO
                            WE PROCESS  YOUR  PURCHASE  BY          PURCHASE
                            ACH.
                                                               o    ACH BANK  INFORMATION  (IF NOT
                       o    MAKE  SURE  TO  DESIGNATE  THE          ON RECORD).
                            RYDEX   FUND(S)  YOU  WANT  TO
                            PURCHASE.

                       o    MAKE  SURE   YOUR   INVESTMENT
                            MEETS THE ACCOUNT MINIMUM.
------------------------------------------------------------------------------------------------------
BY ACH (INTERNET)     Follow the directions on the Rydex web site - www.rydexinvestments.com
------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex  will   ordinarily   cancel  your  purchase   order  under  the  following
circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

----------------------------------------------------------------------------------------------------------
                      Rydex Investments
MAIL                  Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
----------------------------------------------------------------------------------------------------------
                      301.296.5103
                      If you send your  redemption  order by fax, you must call Rydex Client  Services at
FAX                   800.820.0888  or 301.296.5406 to verify that your fax was received and when it will be processed.
----------------------------------------------------------------------------------------------------------
TELEPHONE             800.820.0888 or 301.296.5406 (not available for retirement accounts)
----------------------------------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o    your name

     o    your shareholder account number

     o    Fund name(s)

     o    dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

-----------------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
MAIL                 9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
-----------------------------------------------------------------------------------------
                     301.296.5101
FAX                  If you send your  exchange  request  by fax,  you must call
                     Rydex Client  Services at  800.820.0888 to verify that your fax was received and when it will be processed.
-----------------------------------------------------------------------------------------
TELEPHONE            800.820.0888 OR 301.296.5406
-----------------------------------------------------------------------------------------
INTERNET             Follow    the    directions    on   the    Rydex    web    site   -
                     www.rydexinvestments.com
-----------------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

     o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Fund position involved in the exchange

     o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for Investor Class Shares or H-Class Shares (or Advisor Class if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE ALTERNATIVE STRATEGIES ALLOCATION FUND, DO NOT ALLOW FOR UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS,

YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire
instructions   they   reasonably   believe  to  be  genuine.   If  you  or  your
intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     o    $15 for wire transfers of redemption proceeds under $5,000

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced draft checks or ACH transactions

     o    $15 per year for low balance accounts

     o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Rydex Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan with respect to H-Class Shares, but generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.

     o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

     o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes.

You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund does not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's March 31, 2008 Annual Report to Shareholders, which covers the period April 1, 2007 to March 31, 2008.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy,

Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

         ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED MARCH _, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL
         202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS:
         PUBLICINFO@SEC.GOV.

         YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

         NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

         THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[RYDEX LOGO]

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                   MARCH _, 2008

                                                     ALTERNATIVE INVESTMENT FUND
                                          ALTERNATIVE STRATEGIES ALLOCATION FUND

          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX LOGO]

          THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS


         ALTERNATIVE INVESTMENT FUND                                   X
              Alternative Strategies Allocation Fund                   X

         DESCRIPTIONS OF PRINCIPAL RISKS                                      XX
         FUND PERFORMANCE                                                     XX
         FUND FEES AND EXPENSES                                               XX
         MORE INFORMATION ABOUT THE FUND                                      XX
         BENCHMARK AND INVESTMENTS                                            XX
         SHAREHOLDER INFORMATION                                              XX
         TRANSACTION INFORMATION                                              XX
         SALES CHARGES                                                        XX
              A-Class Shares                                                  XX
              C-Class Shares                                                  XX
         BUYING FUND SHARES                                                   XX
         SELLING FUND SHARES                                                  XX
         EXCHANGING FUND SHARES                                               XX
         RYDEX ACCOUNT POLICIES                                               XX
         DISTRIBUTION AND SHAREHOLDER SERVICES                                XX
         DIVIDENDS AND DISTRIBUTIONS                                          XX
         TAX INFORMATION                                                      XX
         MANAGEMENT OF THE FUND                                               XX
         ADDITIONAL INFORMATION                                               XX

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES

                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes the A-Class Shares and C-Class Shares of the Alternative Strategies Allocation Fund (the "Fund").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o    ARE NOT FEDERALLY INSURED

o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o    ARE NOT BANK DEPOSITS

o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ALTERNATIVE STRATEGIES ALLOCATION FUND
--------------------------------------------------------------------------------
A-CLASS (######)                                                C-CLASS (######)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, Rydex Investments (the "Advisor") will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (I.E., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed in the table below (please note that the Advisor may change the Fund's asset class and/or strategy allocations and underlying funds without shareholder notice). The Fund may generally invest in each underlying fund without limitation.

       -----------------------------------------------------------------
       UNDERLYING FUNDS:
       -----------------------------------------------------------------
       RYDEX FUNDS (AFFILIATED UNDERLYING FUNDS)
       -----------------------------------------------------------------
            Absolute Return Strategies
       -----------------------------------------------------------------
            Commodities Strategy
       -----------------------------------------------------------------
            Managed Futures Strategy
       -----------------------------------------------------------------
            Real Estate
       -----------------------------------------------------------------
       UN-AFFILIATED UNDERLYING FUNDS
       -----------------------------------------------------------------
            PowerShares DB G10 Currency Harvest Fund
       -----------------------------------------------------------------

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an affiliated underlying fund's prospectus or statement of additional information by calling Rydex Client Services at
800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may obtain a copy of an unaffiliated underlying fund's prospectus or statement of additional information by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:


     o    Commodity-Linked Derivative Investment Risk

     o    Conflicts of Interest Risk

     o    Counterparty Credit Risk

     o    Depositary Receipt Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Energy Sector Risk

     o    Fixed Income Risk

     o    Foreign Currency Risk

     o    High Yield Risk

     o    Investment in Investment Companies Risk

     o    Leveraging Risk

     o    Liquidity Risk

     o    Market Risk

     o    Portfolio Turnover Risk

     o    Real Estate Sector Risk

     o    Short Sales Risk

     o    Small-Capitalization and Mid-Capitalization Securities Risk

     o    Tax Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - Certain of the underlying funds in which the Fund invests are exposed to the commodities markets. The underlying funds' exposure to the commodities markets may subject them, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     o INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - Several of the underlying funds may invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

          The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose certain of the underlying funds, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the underlying funds may receive more or less principal than they originally invested. The underlying funds might receive interest payments that are more or less than the stated coupon interest payments.

     o STRUCTURED NOTE RISK - Certain of the underlying funds intend to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by the affiliated underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing certain of the underlying funds. The Advisor is obligated to disregard the fees payable by such underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of certain of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and certain of the underlying funds.

COUNTERPARTY CREDIT RISK - The Fund may invest in underlying funds that invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying funds, this default will cause the value of the investment in the underlying funds to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and certain of the underlying funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     o CREDIT DEFAULT SWAP RISK - Certain of the underlying funds may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may invest in certain underlying funds that may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in which the underlying funds invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the underlying fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in underlying funds that may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

     The risks associated with the underlying funds' use of futures and options contracts include:

     o    The   underlying   funds   experiencing   losses  that  exceed  losses
          experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

     o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's or an underlying fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund or an underlying fund needs to execute a high volume of trades late in a trading day, the Fund or an underlying fund might incur substantial trading losses, which would negatively impact the Fund.

ENERGY SECTOR RISK - The Fund may invest in certain underlying funds that are subject to the risk that energy sector commodities that they purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in such underlying funds, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in underlying funds that may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund may invest in underlying funds that may invest in securities denominated in foreign currencies. As a result, the Fund's investment in such underlying funds is subject to currency risk. Currency risks include the following:

     o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

     o An underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, neither the underlying funds nor the Fund plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

HIGH YIELD RISK - The Fund may invest in underlying funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

LEVERAGING RISK - The Fund may invest in underlying funds that invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments and thus the Fund's investments in those underlying funds. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in underlying funds that are subject to liquidity risk. Under certain circumstances, it may be difficult for an underlying fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and with respect to affiliated underlying funds, the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund, and the underlying funds in which it invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's and an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the NAV of the Fund or underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's and an underlying fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

PORTFOLIO TURNOVER RISK - Certain of the underlying funds in which the Fund may invest employ investment strategies that may frequently involve buying and selling portfolio securities to rebalance the underlying funds' exposure to various market sectors. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the underlying funds', and thus the Fund's, performance to be less than you expect.

REAL ESTATE SECTOR RISK -The Fund may invest in underlying funds that invest in the real estate industry including real estate investment trusts ("REITS") (collectively, "Real Estate Companies"). The Fund's investment in such underlying funds is subject to the risk that the real estate industry will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. These factors may increase the volatility of an underlying fund's investments in Real Estate Companies and negatively impact the Fund's investment in such underlying fund.

SHORT SALES RISK - The Fund, and certain of the underlying funds in which the Fund invests, may engage in short sales. Short sales are transactions in which the Fund or an underlying fund sells a security it does not own. To complete the transaction, the Fund or the underlying fund must borrow the security to make delivery to the buyer. The Fund or the underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or the underlying fund. If the underlying security goes down in price between the time the Fund or the underlying fund sells the security and buys it back, the Fund or the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. The Fund or the underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or the underlying fund's needs for immediate cash or other liquidity. The Fund's or the underlying fund's investment performance may also suffer if the Fund or the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or the underlying fund to deliver the securities the Fund or the underlying fund borrowed at the commencement of the short sale and the Fund or the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or the underlying fund's open short positions. These expenses negatively impact the performance of the Fund or the underlying fund. For example, when the Fund or the underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or the underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or the underlying fund's unrealized gain or reduces the Fund's or the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or the underlying fund is obligated to pay is greater than the interest earned by the Fund or the underlying fund on investments, the performance of the Fund or the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds that invest in small-capitalization and mid-capitalization companies. In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - The Fund may invest in underlying funds that are subject to tax risk. As noted under "Commodity-Linked Derivative Investment Risk" above, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the underlying funds invest will not be considered qualifying income after September 30, 2006. The affected underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

Certain of the underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate certain affiliated underlying funds in a manner consistent with each underlying fund's current investment objective by investing in these commodities-linked structured notes.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds that are subject to tracking error risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. Certain of the underlying funds that seek to track their respective benchmarks over time, are subject to the effects of mathematical compounding which may prevent the underlying funds' from correlating with the monthly, quarterly, annual or other performance of their benchmarks. Tracking error risk may cause an underlying fund's, and thus the Fund's, performance to be less than you expect.

TRADING HALT RISK - The underlying funds in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The Alternative Strategies Allocation Fund is new and therefore does not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

------------------------------------------------------------------------------------------------------------
ALTERNATIVE STRATEGIES ALLOCATION FUND                                          A-CLASS      C-CLASS
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of initial    4.75%        None
purchase price) (2)
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load) (as a percentage of initial purchase       None(4)      1.00%
price or current market value, whichever is lower) (3)
------------------------------------------------------------------------------------------------------------
Redemption Fee on Shares  Redeemed Within 30 Days of Purchase (as a percentage
of amount redeemed, if applicable)(5)                                           1.00%        1.00%
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                 None         None
------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES(6)                            None         0.75%
------------------------------------------------------------------------------------------------------------
TOTAL OTHER EXPENSES(7)                                                         X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------
  ACQUIRED FUND FEES AND EXPENSES(8)                                            X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------
  REMAINING OTHER EXPENSES                                                      X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                            X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------

1) The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000 for accounts held directly through the Fund's transfer agent.

2) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

3) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

4) For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

5)   For more  information  see  "Frequent  Purchases  and  Redemptions  of Fund
     Shares."

6) Certain underlying funds pay a 0.25% distribution fee to Rydex Distributors, Inc. (the "Distributor") pursuant to Rule 12b-1 for the distribution expenses associated with distributing the underlying funds, which is included in the "Acquired Fund Fees and Expenses. The Distributor will use the 12b-1 fees paid by the underlying funds for its distribution expenses associated with distributing the Fund. The Distributor will also use the Rule 12b-1 fees paid by the C-Class Shares of the Fund for its distribution expenses associated with distributing the C-Class Shares of the Fund.

7) Because the Fund is new, "Total Other Expenses," "Acquired Fund Fees and Expenses," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year.

8) As a shareholder in underlying funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

-------------------------------------------------------------------------------------------------------------
ALTERNATIVE STRATEGIES ALLOCATION FUND                            1 YEAR                    3 YEARS
-------------------------------------------------------------------------------------------------------------
A-CLASS SHARES                                                     $XXX                       $XXX
-------------------------------------------------------------------------------------------------------------
C-CLASS SHARES
-------------------------------------------------------------------------------------------------------------
    IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:              $XXX                       $XXX
-------------------------------------------------------------------------------------------------------------
    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE               $XXX                       $XXX
    PERIOD:
-------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
BENCHMARK AND INVESTMENTS

ADVISOR'S INVESTMENT METHODOLOGY

The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

DESCRIPTION OF THE UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. In an effort to achieve its objective, the Absolute Return Strategies Fund pursues those investment strategies widely employed by hedge funds that may be replicated through proprietary quantitative style analysis. The investment strategies include, but are not limited to: long/short equity; equity market neutral; fixed income arbitrage; merger arbitrage; and global macro strategies.

COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Commodities Strategy Fund's current benchmark is the S&P GSCI(TM) Commodity Index. S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. The Commodities Strategy Fund seeks exposure to the performance of the commodities markets by investing in commodity-linked structured notes, ETFs that provide exposure to the commodities markets and in commodity-linked derivative instruments, including swap agreements.

MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Managed Futures Strategy Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in Real Estate Companies, including REITs.

POWERSHARES DB G10 CURRENCY HARVEST FUND

The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index - Excess ReturnTM (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the SEC pursuant to the Securities Act of 1933 and its prospectus may be obtained from the SEC's EDGAR database on its web site - http://www.sec.gov.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

     o    $1,000 for retirement accounts

     o    $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase.
          Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

  ---------------------------------------------------------------------------
  METHOD                                            CUT-OFF TIME
  ---------------------------------------------------------------------------
  By Mail                                           Market Close
  ---------------------------------------------------------------------------
  By Phone                                          Market Close
  ---------------------------------------------------------------------------
  By Internet                                       Market Close
  ---------------------------------------------------------------------------

  ---------------------------------------------------------------------------
  METHOD                                            CUT-OFF TIME
  ---------------------------------------------------------------------------
  By Financial Intermediary                         Market Close*
  ---------------------------------------------------------------------------

     * Each financial intermediary may have its own rules about share transactions, and may have different cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

The Fund calculates its NAV by:

     o    Taking the current market value of its total assets

     o    Subtracting any liabilities

     o    Dividing   that  amount  by  the  total  number  of  shares  owned  by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - WWW.RYDEXINVESTMENTS.COM.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund.

More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                     SALES CHARGE AS                                 SALES CHARGE AS %
AMOUNT OF INVESTMENT                               % OF OFFERING PRICE                            OF NET AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                     4.75%                                             4.99%
----------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                        3.75%                                             3.90%
----------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                        2.75%                                             2.83%
----------------------------------------------------------------------------------------------------------------------------
$500,000 but less than                                 1.60%                                             1.63%
$1,000,000
----------------------------------------------------------------------------------------------------------------------------
$1,000,000 or greater                                    *                                                 *
----------------------------------------------------------------------------------------------------------------------------

* For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your intermediary directly.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of

21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Fund, as discussed below.

     o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of the Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

     o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

     o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

o    A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     o    purchased by reinvesting dividends;

     o    following the death or disability of a shareholder;

     o    on the first 10% of shares that are sold within 12 months of purchase;
          or

     o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

------------------------------------------------------------------------------------------------
                    INITIAL PURCHASE                     SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------
BY MAIL             Complete the account  application    Complete the Rydex investment slip
IRA  AND OTHER      that  corresponds  to the type of    included  with   your    quarterly
RETIREMENT          account you are opening.             statement or send written purchase
ACCOUNTS                                                 instructions that include:
REQUIRE             o  MAKE  SURE TO  DESIGNATE
ADDITIONAL             THE  RYDEX  FUND(S)  YOU          o  YOUR NAME
PAPERWORK.             WANT TO PURCHASE.
                                                         o  YOUR SHAREHOLDER ACCOUNT
CALL RYDEX          o  MAKE SURE YOUR                       NUMBER
CLIENT SERVICES        INVESTMENT MEETS THE
TO REQUEST A           ACCOUNT MINIMUM.                  o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                                  TO PURCHASE.
ACCOUNT             ----------------------------------------------------------------------------
INVESTOR            Make your check payable to RYDEX INVESTMENTS.
APPLICATION         ----------------------------------------------------------------------------
KIT.                Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    ----------------------------------------------------------------------------
                    Include  the name of the Rydex  Fund(s) you want to purchase on your check.

                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
                    TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S.
                    GOVERNMENT  MONEY MARKET  FUND,  WHICH IS OFFERED IN A SEPARATE
                    PROSPECTUS.
                    ----------------------------------------------------------------------------
                    Mail your  application  and check    Mail     your     written     purchase
                    to:                                  instructions and check to:
                    ----------------------------------------------------------------------------
                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                    INITIAL PURCHASE                        SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------
                    Submit new account  paperwork,  and     Be sure to  designate  in your wire
                    then  call  Rydex  to  obtain  your     instructions  the Rydex Fund(s) you
                    account number.                         want to purchase.

BY WIRE             o  MAKE  SURE  TO   DESIGNATE
                       THE  RYDEX   FUND(S)   YOU
                       WANT TO PURCHASE.
RYDEX CLIENT
SERVICES PHONE      o  MAKE SURE YOUR  INVESTMENT
NUMBER:                MEETS THE ACCOUNT MINIMUM.
800.820.0888        ----------------------------------------------------------------------------
OR                  To obtain  "same-day  credit" (to get that Business Day's NAV)
301.296.5406        for your purchase  order,  YOU MUST CALL RYDEX CLIENT SERVICES
                    AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
                    CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                    o  Account Number

                    o  Fund Name

                    o  Amount of Wire

                    o  Fed Wire Reference Number (upon request)

                    You will  receive a  confirmation  number to verify  that your purchase order has been accepted.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                    IF YOU DO NOT NOTIFY RYDEX CLIENT  SERVICES OF THE INCOMING WIRE,  YOUR
                    PURCHASE  ORDER WILL NOT BE PROCESSED  UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.

                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY  THE RYDEX  FUND(S)  YOU WANT TO  PURCHASE,  YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S.  GOVERNMENT  MONEY MARKET
                    FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                    INITIAL PURCHASE                      SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------
                    Submit new account paperwork,         SUBSEQUENT PURCHASES MADE VIA
                    and then call Rydex to obtain         ACH MUST BE A MINIMUM OF $50.
                    your account number. Be sure          To make a subsequent purchase
                    to complete the "Electronic           send written purchase
BY ACH              Investing via ("ACH")"                instructions that include:
(FAX)               section. Then, fax it to Rydex
                    (ONLY Individual, Joint and           o    YOUR NAME
RYDEX  FAX          UGMA/UTMA accounts may be
NUMBER:             opened by fax).                       o    YOUR SHAREHOLDER ACCOUNT
301.296.5103                                                   NUMBER
                    o    MAKE SURE TO INCLUDE A
                         LETTER OF INSTRUCTION            o    THE RYDEX FUND(S) YOU
                         REQUESTING THAT WE                    WANT TO PURCHASE
                         PROCESS YOUR PURCHASE BY
                         ACH.                             o    ACH BANK INFORMATION (IF
                                                               NOT ON RECORD).
                    o    MAKE SURE TO DESIGNATE
                         THE RYDEX FUND(S) YOU
                         WANT TO PURCHASE.

                    o    MAKE SURE YOUR INVESTMENT
                         MEETS THE ACCOUNT
                         MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH (INTERNET)   Follow the directions on the Rydex web site - www.rydexinvestments.com
---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex  will   ordinarily   cancel  your  purchase   order  under  the  following
circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

----------------------------------------------------------------------------------------------------------
MAIL                  Rydex Investments
                      Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
----------------------------------------------------------------------------------------------------------
                      301.296.5103
                      If you send your  redemption  order by fax, you must call Rydex Client  Services at
FAX                   800.820.0888  or 301.296.5406 to verify that your fax was received and when it will be processed.
----------------------------------------------------------------------------------------------------------
TELEPHONE             800.820.0888 or 301.296.5406 (not available for retirement accounts)
----------------------------------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o    your name

     o    your shareholder account number

     o    Fund name(s)

     o    dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

-----------------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
MAIL                 9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
-----------------------------------------------------------------------------------------
FAX                  301.296.5101
                     If you send your  exchange  request  by fax,  you must call
                     Rydex Client  Services at  800.820.0888 to verify that your fax was received and when it will be processed.
-----------------------------------------------------------------------------------------
TELEPHONE            800.820.0888 OR 301.296.5406
-----------------------------------------------------------------------------------------
INTERNET             Follow    the    directions    on   the    Rydex    web    site   -
                     www.rydexinvestments.com
-----------------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

     o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Fund position involved in the exchange

     o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE ALTERNATIVE STRATEGIES ALLOCATION FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     o    $15 for wire transfers of redemption proceeds under $5,000

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced draft checks or ACH transactions

     o    $15 per year for low balance accounts

     o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Rydex Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Fund has adopted a Distribution Plan with respect to A-Class Shares, but generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 0.75% of the Fund's average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.

     o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

     o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund does not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's March 31, 2008 Annual Report to Shareholders, which covers the period April 1, 2007 to March 31, 2008.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy,

Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

         ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED MARCH _, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL
         202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS:
         PUBLICINFO@SEC.GOV.

         YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

         NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

         THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[RYDEX LOGO]

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (the "Fund") of Rydex Series Funds (the "Trust"):

                     ALTERNATIVE STRATEGIES ALLOCATION FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for the A-Class, C-Class and H-Class Shares dated March _, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

                      The date of this SAI is March _, 2008

GENERAL INFORMATION ABOUT THE TRUST ......................................    XX
INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS ........................    XX
INVESTMENT RESTRICTIONS ..................................................    XX
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    XX
MANAGEMENT OF THE TRUST ..................................................    XX
PRINCIPAL HOLDERS OF SECURITIES ..........................................    XX
DETERMINATION OF NET ASSET VALUE .........................................    XX
PURCHASE AND REDEMPTION OF SHARES ........................................    XX
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ...........    XX
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................    XX
OTHER INFORMATION ........................................................    XX
COUNSEL ..................................................................    XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    XX
CUSTODIAN ................................................................    XX
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ......   A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares. Additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Fund. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund is a "fund of funds" that invests its assets in a combination of funds within the Rydex family of mutual funds and unaffiliated funds, including exchange-traded funds (each an "Underlying Fund" and together, the "Underlying Funds"), as described in the Fund's Prospectus. Therefore, unless otherwise stated, the Fund does not directly invest in the portfolio securities or use the investment techniques of the Underlying Funds. Nonetheless, the Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of the Underlying Funds. The Fund may, however, borrow money from banks, enter into futures contracts and options thereon, lend its securities to qualified borrowers, and invest in securities as that term is defined under the Investment Company Act of 1940 (the "1940 Act").

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The Fund may, consistent with its investment objectives and limitations, use the investment strategies of the Fund and/or the Underlying Funds discussed below and in the Prospectuses if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives. The following information supplements, and should be read in conjunction with the Fund's Prospectuses.

BORROWING

While the Fund and the Underlying Funds do not anticipate doing so, the Fund and the Underlying Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's and the Underlying Funds' assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund and/or the Underlying Funds will increase more when the Fund's and/or the Underlying Funds' portfolio assets increase in value and decrease more when the Fund's and/or the Underlying Funds' portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund and/or the Underlying Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund and/or the Underlying Funds intend to use leverage during periods when the Advisor believes that the Fund's and/or the Underlying Funds' investment objectives would be furthered.

The Fund and the Underlying Funds may also borrow money to facilitate management of the Fund's and/or the Underlying Funds' portfolio by enabling the Fund and/or the Underlying Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, the Fund and the Underlying Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's or an Underlying Fund's assets should fail to meet this 300% coverage test, the Fund and/or the Underlying Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund and the Underlying Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's or each Underlying Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund and the Underlying Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

The Fund may invest in certain Underlying Funds that engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Underlying Funds may enter into currency transactions with counterparties that have received (or the guarantors of the obligations of that have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Underlying Funds' dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.

Certain of the Underlying Funds may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency, or for other reasons. The Underlying Funds will be able to protect themselves against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. Certain of the Underlying Funds may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. Each Underlying Fund may enter into forward foreign currency contracts to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some, or all, of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Underlying Funds will not enter into transactions to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in their respective portfolios that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Underlying Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying Funds have or in which they expect to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Underlying Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Underlying Funds' portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of a fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, and an Underlying Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Underlying Funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Funds are engaging in proxy hedging. If an Underlying Fund enters into a currency hedging transaction, it will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Underlying Funds if an Underlying Fund is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges an Underlying Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Certain of the Underlying Funds may also conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. Certain of the Underlying Funds will regularly enter into forward currency contracts.

Certain of the Underlying Funds may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Certain of the Underlying Funds may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. These Underlying Funds may also use forward currency contracts for Position Hedging if consistent with their respective policies of trying to expose their net assets to foreign currencies. The Underlying Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that an Underlying Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Underlying Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, an Underlying Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

Certain of the Underlying Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Underlying Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Underlying Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If an Underlying Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Underlying Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Underlying Funds will suffer a loss to the extent the price of the currency each has agreed to buy exceeds the price of the currency it has agreed to sell.

The Underlying Funds may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Funds at one rate, and offer to buy the currency at a lower rate if the Underlying Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. Certain of the Underlying Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of certain of the Underlying Funds to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES

The Fund and each Underlying Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund or the Underlying Funds invest will cause the NAV of the Fund and/or the Underlying Funds to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund and the Underlying Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

      o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

      o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

      o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund or an Underlying Fund is called for redemption or conversion, the Fund and/or the Underlying Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

            Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      o     SMALL  AND  MEDIUM  CAPITALIZATION  ISSUERS.   Investing  in  equity
            securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES

The Fund and certain of the Underlying Funds may invest in fixed income securities. The market value of the fixed income investments in which the Fund and the Underlying Funds may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's and/or the Underlying Funds' NAV. Additional information regarding fixed income securities is described below:

DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Fund, and certain of the Underlying Funds in which the Fund invests, may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Fund, and certain of the Underlying Funds in which the Fund may invest, may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Fund and certain of the Underlying Funds will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, with respect to the Fund and certain affiliated Underlying Funds, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of the Fund or an Underlying Fund's shareholders.

FOREIGN CURRENCIES

The Fund and certain of the Underlying Funds will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of certain of the Underlying Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the certain Underlying Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Underlying Funds' NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The  Underlying  Funds  may  incur  currency   exchange  costs  when  they  sell
instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. Certain of the Underlying Funds may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Certain of the Underlying Funds may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. Certain of the Underlying Funds may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN ISSUERS

Unless otherwise limited by its specific investment policies, the Fund and each Underlying Fund may invest in issuers located outside the U.S. The Fund and each Underlying Fund may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Certain of the Underlying Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The affiliated Underlying Funds will each reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund and the Underlying Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund and the Underlying Funds are not subject to registration or regulation as commodity pool operators under the CEA.

The Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Underlying Funds purchase or sell a futures contract, or sell an option thereon, the Underlying Funds are required to "cover" their positions in order to limit the risks associated with the use of leverage and other related risks. To cover their positions, the Underlying Funds may maintain with their custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund and/or the Underlying Funds continue to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Underlying Funds may undertake and on the potential increase in the speculative character of the Underlying Funds' outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Underlying Funds arising from such investment activities.

The Underlying Funds may also cover their long positions in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying Funds will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Underlying Funds may also cover their long positions in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Underlying Funds may cover their short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Underlying Funds may cover their sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Underlying Funds may also cover their sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Underlying Funds may cover their sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Underlying Funds may also cover their sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Underlying Funds use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the the Underlying Funds and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's and/or the Underlying Funds' exposure to price fluctuations, while others tend to increase the Fund's and/or the Underlying Funds' market exposure.

OPTIONS. The Underlying Funds may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Underlying Funds' investment objectives.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Underlying Funds may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage their exposure to exchange rates. Call options on foreign currency written by the Underlying Funds will be "covered," which means that the Underlying Funds will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When an Underlying Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Underlying Funds may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Underlying Funds' respective investment objectives, and except as restricted by the Underlying Funds' investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying Fund delivers the security upon exercise.

The Underlying Funds may purchase put and call options on securities to protect against a decline in the market value of the securities in their respective portfolios or to anticipate an increase in the market value of securities that an Underlying Fund may seek to purchase in the future. An Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for an Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Underlying Fund's securities or by a decrease in the cost of acquisition of securities by an Underlying Fund.

Each Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an

Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying Fund will realize as profit the premium received for such option. When a call option of which an Underlying Fund is the writer is exercised, the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which an Underlying Fund is the writer is exercised, the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Underlying Funds may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Underlying Funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Fund may invest in certain Underlying Funds that engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while an Underlying Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for an Underlying Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for an Underlying Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Underlying Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject certain Underlying Funds' investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may invest in certain Underlying Funds that may purchase and write options in combination with each other. For example, an Underlying Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Fund may invest in certain Underlying Funds that invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Underlying Funds and, in turn, negatively impact the Fund.

With respect to the Underlying Funds, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The affiliated

Underlying Funds will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the CEA under applicable rules of the CFTC.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Underlying Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED  NOTES.  The Fund may  invest  in  Underlying  Funds  that  invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Underlying Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Underlying Funds bear the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While the Fund and the Underlying Funds do not anticipate doing so, the Fund and the Underlying Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund and/or an Underlying Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's or an Underlying Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund and/or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund and each Underlying Fund will adhere to a more restrictive limitation on its investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund and the Underlying Funds are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or an Underlying Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund and/or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund and/or an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Fund or an Underlying Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest up to 100% of its total assets in the Underlying Funds in accordance with the 1940 Act or any interpretation or exemption thereon. The Underlying Funds may invest in the securities of another investment company (the "acquired company") provided that the Underlying Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Underlying Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Underlying Fund) having an aggregate value in excess of 10% of the value of the total assets of the Underlying Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to an Underlying Fund if, after the sale (i) the Underlying Fund owns more than 3% of the other investment company's voting stock or (ii) the Underlying Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If an Underlying Fund invests in, and thus, is a shareholder of, another investment company, as a shareholder of the Underlying Fund, the Fund will indirectly bear the Underlying Funds' proportionate share of the fees and expenses paid by such other investment company, respectively, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

The Underlying Funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph
(G) of Section 12(d)(1).

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

The Fund and the Underlying Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's or an Underlying Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund or an Underlying Fund (including the loan collateral). The Fund and the Underlying Funds will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund and/or an Underlying Fund. The Fund or an Underlying Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's or the Underlying Fund's securities lending agent. By lending its securities, the Fund or an Underlying Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund and the Underlying Funds will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund and/or an Underlying Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower;
(ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and/or an Underlying Fund must be able to terminate the loan on demand; (iv) the Fund and/or an Underlying Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund and/or an Underlying Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's or an Underlying Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and/or an Underlying Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's or an Underlying Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations.

PORTFOLIO TURNOVER

The Fund may invest in Underlying Funds that will frequently purchase and/or redeem shares of such Underlying Fund as part of an asset allocation investment strategy. The nature of an Underlying Fund as an asset allocation tool will cause the Underlying Fund to experience substantial portfolio turnover. Because an Underlying Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Underlying Fund's investors, it is very difficult to estimate what the Underlying Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Underlying Fund will be substantial.

In general, the Advisor manages the Fund and certain of the Underlying Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund or an Underlying Fund uses derivatives, they will be short-term derivative instruments. As a result, the Fund's and the Underlying Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Fund and/or to the Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund and/or and Underlying Fund, the higher these transaction costs borne by the Fund and/or the Underlying Fund and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Fund may invest in certain Underlying Funds that will invest a majority of their assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which an Underlying Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Underlying Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Underlying Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition,

Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through an Underlying Fund, a shareholder will bear not only his proportionate share of the expenses of the Underlying Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Fund may invest in certain Underlying Funds that may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

The Fund and each of the Underlying Funds may enter into repurchase agreements with financial institutions. The Fund and the Underlying Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund or an Underlying Fund will seek to liquidate such collateral. However, the exercising of the Fund's or the Underlying Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund and/or an Underlying Fund could suffer a loss. It is the current policy of the Fund and each Underlying Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund or an Underlying Fund, amounts to more than 15% of the Fund's or the Underlying Fund's net assets. The investments of the Fund and/or an Underlying Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund and certain of the Underlying Funds may use reverse repurchase agreements as part of the Fund's or an Underlying Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund and the Underlying Funds intend to use the reverse repurchase technique only when this will be advantageous to the Fund or to the Underlying Funds. The Fund and the Underlying Funds will establish a segregated account with the Trust's custodian bank in which the Fund or the Underlying Funds will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's or an Underlying Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund may invest in certain Underlying Funds that will regularly engage in short sales transactions under which an Underlying Fund sells a security it does not own. Certain of the Underlying Funds may also engage in short sales transactions under which an Underlying Fund sells a security it does not own. To complete such a transaction, the Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund. Until the security is replaced, the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. Certain of the Underlying Funds may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until an Underlying Fund closes its short position or replaces the borrowed security, the Underlying Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Underlying Fund's short position. Each Underlying Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

As permitted by applicable law, the Fund and each of the Underlying Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Fund and each of the Underlying Funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Fund or an Underlying Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund or to the Underlying Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund or the Underlying Fund purchasing the credit protection.

The Fund and certain of the Underlying Funds may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Fund or an Underlying Fund calculates the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's or an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's or an Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or an Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's or an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's or the Underlying Fund's illiquid investment limitations. The Fund or the Underlying Funds will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund and the Underlying Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which an Underlying Fund is selling credit protection, the default of a third party issuer.

The Fund and each Underlying Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or an Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or an Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund or an Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund or an Underlying Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund or an Underlying Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's or an Underlying Fund's risk of loss consists of the net amount of payments that the Fund or Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's or an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's or the Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund or an Underlying Fund and its Advisor believes that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's or an Underlying Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The Fund may invest in certain Underlying Funds that are subject to tracking error. The following factors may affect the ability of an Underlying Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) an Underlying Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Underlying Fund; (4) an imperfect correlation between the performance of instruments held by an Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) an Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform an Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements.

U.S. GOVERNMENT SECURITIES

The Fund and each of the Underlying Funds may invest in U.S. Government securities. In addition, certain of the Underlying Funds may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the
Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund and each Underlying Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund or an Underlying Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund or the Underlying

Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's or the Underlying Fund's NAV. The Fund and each Underlying Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund' or the Underlying Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund and each of the Underlying Funds will also establish a segregated account with the Fund's or the Underlying Fund's custodian bank in which the Fund or the Underlying Fund will maintain cash or liquid securities equal to or greater in value than the Fund's or the Underlying Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's or the Underlying Funds' NAV or income will be adversely affected by the Fund's or an Underlying Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

8. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

7. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund will purchase and sell the principal portion of Fund securities (I.E., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Fund is not expected to incur brokerage commissions with respect to its investments in the Underlying Funds.

The Advisor places all portfolio transactions of the Underlying Funds and has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the Underlying Funds' SAI) provided that the Advisor may occasionally pay higher commissions for research than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided. For more information regarding the brokerage commissions paid, please see the Underlying Funds' prospectuses and statements of additional information. To the extent that the Fund buys ETFs, U.S. Government securities, or other securities, the Fund may pay brokerage commissions

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March _, 2008, the Fund did not hold any securities of its "regular brokers and dealers."

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES*
---------------------------------------------------------------------------------------------------------------------
Michael P. Byrum    Trustee from      PADCO ADVISORS, INC.:                             138       None
(36)                2005 to present.  Chief  Investment  Officer from August 2006 to  present;  Chief  Operating  Officer  of
                                      PADCO  Advisors,  Inc. from October 2003 to
                                      May 2004;  Executive  Vice  President  from
                                      December 2002 to May 2004;  President  from
                                      May 2004 to  present;  and  Secretary  from
                                      December 2002 to present

                                      PADCO ADVISORS II, INC.:
                                      Chief  Investment  Officer from August 2006
                                      to  present;  Chief  Operating  Officer  of
                                      PADCO  Advisors II, Inc. from December 2003
                                      to May 2004;  Executive Vice President from
                                      December 2002 to May 2004;  President  from
                                      May 2004 to  present;  and  Secretary  from
                                      December 2002 to present
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                      RYDEX ADVISORY SERVICES:
                                      President from August 2004 to present

                                      RYDEX CAPITAL PARTNERS I, LLC:
                                      President and  Secretary  from October 2003
                                      to April 2007

                                      RYDEX CAPITAL PARTNERS II, LLC:
                                      President and  Secretary  from October 2003
                                      to April 2007

                                      RYDEX DISTRIBUTORS, INC.:
                                      Secretary  from  December 2001 to May 2004;
                                      Executive   Vice  President  from  December
                                      2002  to  May  2004;  and  Chief  Operating
                                      Officer from December 2003 to May 2004

                                      RYDEX FUND SERVICES, INC.:
                                      Secretary  from  December  2002 to present;
                                      Executive   Vice  President  from  December
                                      2002 to August  2006;  and Chief  Operating
                                      Officer from December 2003 to May 2004

                                      RYDEX HOLDINGS, INC.:
                                      Secretary from December 2005 to present and Executive Vice President from December
                                      2005 to August 2006

                                      ADVISOR RESEARCH CENTER, INC.:
                                      Secretary from May 2006 to present and Executive Vice President from May 2006 to
                                      August 2006

                                      RYDEX SPECIALIZED PRODUCTS, LLC:
                                      Director and Secretary  from September 2005
                                      to present
---------------------------------------------------------------------------------------------------------------------
Carl G.             Trustee from      PADCO ADVISORS, INC.:                             138       None
Verboncoeur (54)    2004 to           Chief  Executive  Officer from October 2003
                    present;          to present;  Executive  Vice  President  of
                    President from    PADCO Advisors,  Inc. from December 2002 to
                    2003 to           October 2003; President of
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                    present; Vice     PADCO  Advisors,  Inc. from October 2003 to
                    President from    May 2004;  and Treasurer from December 2002
                    1997 to           to present
                    present; and
                    Treasurer from    PADCO ADVISORS II, INC.:
                    1997 to 2003.     Chief Executive  Officer from December 2003
                                      to present;  Executive  Vice  President  of
                                      PADCO  Advisors II, Inc. from December 2002
                                      to  December   2003;   President  of  PADCO
                                      Advisors  II, Inc.  from  December  2002 to
                                      May 2004 and  Treasurer  from December 2003
                                      to present

                                      RYDEX CAPITAL PARTNERS I, LLC:
                                      Treasurer from October 2003 to April 2007, and Executive Vice President from October
                                      2003 to August 2006

                                      RYDEX CAPITAL PARTNERS II, LLC:
                                      Treasurer from October 2003 to April 2007, and Executive Vice President from October
                                      2003 to August 2006

                                      RYDEX ADVISORY SERVICES:
                                      Chief Executive Officer from August 2004 to present

                                      RYDEX DISTRIBUTORS, INC.:
                                      President and Chief Executive  Officer from
                                      December 2003 to present; Treasurer from December 2002 to present; Executive Vice
                                      President  from  December  2002 to December
                                      2003;  and  Vice  President  from  December
                                      2001 to December 2002

                                      RYDEX FUND SERVICES, INC.:
                                      Chief Executive  Officer from December 2003
                                      to present;  President and  Treasurer  from
                                      December  2002 to  present;  and  Executive
                                      Vice   President   from  December  2001  to
                                      December 2002

                                      RYDEX HOLDINGS, INC.:
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                      Chief  Executive  Officer,   President  and
                                      Treasurer from December 2005 to present

                                      ADVISOR RESEARCH CENTER, INC.:
                                      Chief  Executive  Officer,   President  and
                                      Treasurer from May 2006 to present
                                      RYDEX SPECIALIZED PRODUCTS, LLC:
                                      Chief  Executive   Officer,   Director  and
                                      Treasurer from September 2005 to present
---------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Corey A. Colehour   Trustee from      Retired from August 2006 to present.              138       None
(61)                1993 to           Owner and President of Schield Management
                    present; and      Company (registered investment adviser)
                    Member of the     from 2005 to 2006; and Senior Vice
                    Audit and         President of Marketing and Co-Owner of
                    Nominating        Schield Management Company from 1985 to
                    Committees from   2005
                    1995 to present.
---------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton   Trustee from      Retired                                           138       None
(65)                1995 to
                    present; Member
                    of the
                    Nominating
                    Committee from
                    1995 to
                    present; and
                    Chairman of the
                    Audit Committee
                    from 1997 to
                    present.
---------------------------------------------------------------------------------------------------------------------
John O. Demaret     Trustee from      Retired                                           138       None
(66)                1997 to present;
                    Chairman of the
                    Board from 2006
                    to present; and
                    Member of the
                    Audit and
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                    Nominating
                    Committees from
                    1997 to present.
---------------------------------------------------------------------------------------------------------------------
Werner E. Keller    Trustee and       Founder and President of Keller Partners,         138       None
(66)                Member of the     LLC (registered investment adviser) from
                    Audit and         2005 to present; and Retired from 2001 to
                    Nominating        2005
                    Committees from
                    2005 to present.
---------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon     Trustee and       President of Global Trends Investments            138       None
(46)                Member of the     (registered investment adviser) from 1996
                    Audit and         to present
                    Nominating
                    Committees from
                    2005 to present.
---------------------------------------------------------------------------------------------------------------------
Patrick T.          Trustee from      Chief Executive Officer of Par Industries,        138       None
McCarville (64)     1997 to           Inc., d/b/a Par Leasing from 1977 to
                    present;          present
                    Chairman of the
                    Nominating
                    Committee from
                    1997 to
                    present; and
                    Member of the
                    Audit Committee
                    from 1997 to
                    present.
---------------------------------------------------------------------------------------------------------------------
Roger Somers (62)   Trustee from      Founder and Chief Executive Officer of            138       None
                    1993 to           Arrow Limousine from 1965 to present
                    present; and
                    Member of the
                    Audit and
                    Nominating
                    Committees from
                    1995 to present.
---------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                       POSITION(S)                                                   NUMBER OF
                        HELD WITH                                                  PORTFOLIOS IN
                        THE TRUST,                                                      FUND
                         TERM OF                                                      COMPLEX
  NAME, ADDRESS        OFFICE AND                                                    OVERSEEN
    AND AGE OF          LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/   OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED               DURING PAST 5 YEARS                  OFFICER       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)     Vice President    Senior Vice President of Fund Services of         138       Not Applicable
                    and Treasurer     PADCO Advisors, Inc. from August 2006 to
                    from 2003 to      present; Senior Vice President of Rydex
                    present.          Fund Services, Inc. from December 2003 to
                                      August 2006; Vice President of Accounting,
                                      Rydex Fund Services, Inc. from 2001 to
                                      2003; and Chief Financial Officer and
                                      Manager of Rydex Specialized Products, LLC
                                      from September 2005 to present
---------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney   Chief             Chief Compliance Officer of PADCO                 138       Not Applicable
(40)                Compliance        Advisors, Inc. and PADCO Advisors II, Inc.
                    Officer from      from May 2005 to present and Rydex Capital
                    2004 to           Partners I, LLC and Rydex Capital Partners
                    present; and      II, LLC from August 2006 to April 2007;
                    Secretary from    Vice President of Compliance of PADCO
                    2000 to present.  Advisors, Inc. from August 2006 to
                                      present; Assistant Secretary of Rydex
                                      Distributors, Inc. from December 2001 to
                                      December 2003; and Vice President of Rydex
                                      Distributors, Inc. from December 2003 to
                                      May 2004 and Rydex Fund Services, Inc.
                                      from December 2001 to August 2006
---------------------------------------------------------------------------------------------------------------------
Joseph Arruda (40)  Assistant         Vice President of PADCO Advisors, Inc. and        138       Not Applicable
                    Treasurer from    PADCO Advisors II, Inc. from 2004 to
                    2006 to present.  present; Director of Accounting of PADCO
                                      Advisors, Inc. and PADCO Advisors II, Inc.
                                      from 2003 to 2004; Vice President of
                                      Mutual Funds, State Street Bank & Trust
                                      from 2000 to 2003
---------------------------------------------------------------------------------------------------------------------
Paula Billos (33)   Controller from   Director of Fund Administration of PADCO          138       Not Applicable
                    2006 to present.  Advisors, Inc. and PADCO Advisors II, Inc.
                                      from 2001 to present
---------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times in the Trust's most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. [As of March _, 2008, none of the Trustees beneficially owned shares of the Fund.]
Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF   SHARES IN ALL RYDEX FUNDS
        NAME                            FUND NAME                  FUND SHARES 1     OVERSEEN BY TRUSTEE 1,2
-------------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Michael P. Byrum         Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur      Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
                                         INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------
Corey A. Colehour        Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF   SHARES IN ALL RYDEX FUNDS
        NAME                            FUND NAME                  FUND SHARES 1     OVERSEEN BY TRUSTEE 1,2
-------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton        Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
John O. Demaret          Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
Thomas F. Lydon          Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
Werner E. Keller         Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
Patrick T. McCarville    Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------
Roger J. Somers          Alternative Strategies Allocation Fund        [None]              $XXX - $XXX
-------------------------------------------------------------------------------------------------------------

      1 Information provided is as of December 31, 2007. As of the date of this SAI, none of the Trustees beneficially owned shares of the Fund.

      2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

-------------------------------------------------------------------------------------------
                                                 PENSION OR        ESTIMATED
                                                 RETIREMENT         ANNUAL         TOTAL
                             AGGREGATE        BENEFITS ACCRUED     BENEFITS    COMPENSATION
                         COMPENSATION FROM   AS PART OF TRUST'S      UPON        FROM FUND
   NAME OF TRUSTEE             TRUST              EXPENSES        RETIREMENT     COMPLEX *
-------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------
Michael P. Byrum              $     0                $ 0              $ 0        $      0
-------------------------------------------------------------------------------------------
Carl G. Verboncoeur           $     0                $ 0              $ 0        $      0
-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------
Corey A. Colehour             $54,800                $ 0              $ 0        $100,000
-------------------------------------------------------------------------------------------
J. Kenneth Dalton             $54,800                $ 0              $ 0        $100,000
-------------------------------------------------------------------------------------------
John O. Demaret               $61,600                $ 0              $ 0        $110,000
-------------------------------------------------------------------------------------------
Werner E. Keller              $54,800                $ 0              $ 0        $100,000
-------------------------------------------------------------------------------------------
Thomas F. Lydon               $54,800                $ 0              $ 0        $100,000
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                             PENSION OR       ESTIMATED
                                             RETIREMENT        ANNUAL          TOTAL
                            AGGREGATE     BENEFITS ACCRUED    BENEFITS     COMPENSATION
                          COMPENSATION   AS PART OF TRUST'S     UPON         FROM FUND
   NAME OF TRUSTEE         FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
---------------------------------------------------------------------------------------
Patrick T. McCarville         $54,800            $ 0             $ 0         $100,000
---------------------------------------------------------------------------------------
Roger J. Somers               $54,800            $ 0             $ 0         $100,000
---------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1, the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

On June 28, 2007, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") entered into a Purchase and Sale Agreement with several Rydex entities controlled by the Viragh Family Trust pursuant to which the Advisor, together with several other Rydex entities, will be acquired by Security Benefit (the "Transaction"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets. Upon completion of the Transaction, the Advisor will be a wholly-owned subsidiary of Security Benefit. While the Transaction will have no material impact on the Fund or its shareholders, it will result in a change of control of the Advisor. The Transaction is expected to be completed by the end of the first quarter of 2008.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Fund, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007 net assets under management of the Advisor and its affiliates were approximately $15.9 billion.

Pursuant to the Advisory Agreement, the Fund does not pay the Advisor a management fee. The Advisor may, from time to time reimburse certain expenses of the Fund in order to limit the Fund's operating expenses as described in the Prospectuses.

The Advisor receives an investment advisory fee on a monthly basis for managing the affiliated Underlying Funds. The fee is based on the average daily net assets of each affiliated Underlying Fund and calculated at an annual rate for each affiliated Underlying Fund. For more information regarding the affiliated Underlying Funds' investment advisory fees and expense limitations, please see the affiliated Underlying Funds' prospectuses and statements of additional information, [which are available upon request]. The Fund benefits from the investment advisory services provided to the affiliated Underlying Funds and, as shareholders of those affiliated Underlying Funds, indirectly bears a proportionate share of those affiliated Underlying Funds' advisory fees.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

-------------------------------------------------------------------------------------------------
                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                           COMPANIES 1,2               VEHICLES 1             OTHER ACCOUNTS 1
-------------------------------------------------------------------------------------------------
                       NUMBER                    NUMBER                    NUMBER
                         OF                        OF                        OF
         NAME         ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS
-------------------------------------------------------------------------------------------------
   Michael P. Byrum     XXX         $XXX           XXX        $XXX         XXX         $XXX
-------------------------------------------------------------------------------------------------
   Michael Dellapa      XXX         $XXX           XXX        $XXX         XXX         $XXX
-------------------------------------------------------------------------------------------------
   James R. King        XXX         $XXX           XXX        $XXX         XXX         $XXX
-------------------------------------------------------------------------------------------------

1     Information provided is as of March __, 2008.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $XX.X million in assets under management as of March __, 2008.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. In addition, the portfolio managers serve as portfolio managers to the affiliated Underlying Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Fund and the affiliated Underlying Funds.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The portfolio managers' Alternative Strategies Allocation Fund performance will be compared to the performance of an internal benchmark. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. [As of March _, 2008, none of the portfolio managers beneficially owned shares of the Fund. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.]

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and its shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly- owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS AND H-CLASS SHARES - The Fund has adopted Distribution Plans applicable to A-Class Shares and H-Class Shares, but generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in A-Class Shares of the affiliated

Underlying Funds that have a distribution plan (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of each affiliated Underlying Fund's assets attributable to A-Class Shares of the affiliated Underlying Funds as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 0.25% of the Fund's assets attributable to A-Class Shares or H-Class Shares, paid out of asset-based sales charges collected from the affiliated Underlying Funds.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated service providers, may receive up to a total of 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.50% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services. In addition, the Fund invests in A-Class Shares of the affiliated Underlying Funds and the affiliated Underlying Funds have adopted a distribution plan (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of each affiliated Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of the Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Fund under the C-Class Plan and from the affiliated Underlying Funds under the A-Class Plan.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PRINCIPAL HOLDERS OF SECURITIES

[As of March _, 2008, the Fund had not yet commenced operations and therefore, does not have any principal holders of securities.]

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the expenses of the Underlying Funds; any management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Transaction Information - Calculating NAV." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. As stated in the Fund's Prospectuses, the Fund's assets consist primarily of the Underlying Funds, which are valued at their respective NAVs. The NAV per share of each Underlying Fund is calculated by dividing the market value of the Underlying Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Underlying Fund. If market quotations are not readily available for any security in the Fund's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by an Underlying Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Underlying Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of an Underlying Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Underlying Fund, which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Underlying Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Underlying Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for an Underlying Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Underlying Fund will be the last price reported by an independent pricing service before the calculation of the Underlying Fund's NAV.

OTC securities held by an Underlying Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of an Underlying Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the affiliated Underlying Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000                                         4.00%
---------------------------------------------------------------------------------------
$100,000 but less than $250,000                            3.00%
---------------------------------------------------------------------------------------
$250,000 but less than $500,000                            2.25%
---------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                           1.20%
---------------------------------------------------------------------------------------
Greater than $1,000,000                                    1.00%
---------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own, calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the Fund.

The Fund intends to declare dividends monthly from net investment income (and net short-term capital gains, if any) and may distribute such dividends monthly, but at least annually. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of NAV of the Fund.

With respect to the investment by the Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as a regulated investment company for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Generally, all or portion of the net investment income distributions made by a RIC may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will either be qualified dividend income or eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS FOR CERTAIN UNDERLYING FUNDS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of an Underlying Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of that Underlying Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Underlying Fund would not be able to make any ordinary dividend distributions.

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund and the Underlying Funds derive at least 90% of their gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). Certain Underlying Funds intend to gain their exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The  status  of  the  swap  agreements  and  other  commodity-linked  derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31
which provide that income from commodity-linked swaps in which certain Underlying Funds invest will not be considered qualifying income after September 30, 2006. Accordingly, these Underlying Funds currently restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of their gross income.

Certain of the Underlying Funds have received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by these Underlying Funds will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate such Underlying Funds in a manner consistent with each Underlying Fund's current investment objective by investing in certain commodities-linked structured notes.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OPTIONS TRANSACTIONS BY THE UNDERLYING FUNDS

If a call option written by an Underlying Fund expires, the amount of the premium received by the Underlying Fund for the option will be short-term capital gain to the Underlying Fund. If such an option is closed by an Underlying Fund, any gain or loss realized by the Underlying Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by an Underlying Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Underlying Fund depending on the Underlying Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by an Underlying Fund, an Underlying Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Underlying Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Underlying Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Underlying Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. An Underlying Fund will utilize the tax treatment that, in an Underlying Fund's judgment, will be most favorable to a majority of investors in the Underlying Fund. Taxation of these transactions will vary according to the elections made by an Underlying Fund. These tax considerations may have an impact on investment decisions made by an Underlying Fund.

Certain of the Underlying Funds in their operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of certain of the Underlying Funds involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Underlying Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Underlying Fund will utilize the tax treatment that, in the Underlying Fund's judgment, will be most favorable to a majority of investors in the Underlying Fund. Taxation of these transactions will vary according to the elections made by an Underlying Fund. These tax considerations may have an impact on investment decisions made by an Underlying Fund.

An Underlying Fund's transactions in certain options, under some circumstances, could preclude an Underlying Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Underlying Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying Fund are treated as ordinary income or capital gain, accelerate the recognition of income to an Underlying Fund and/or defer an Underlying Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to the Fund by an Underlying Fund.

OTHER ISSUES

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of August 31, 2007, the Fund had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Fund commences operations it expects to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

-------------------------------------------------------------------------------
           INDIVIDUAL/ENTITY                  FREQUENCY           TIME LAG
-------------------------------------------------------------------------------
Morningstar                                    Monthly       1-5 business days
-------------------------------------------------------------------------------
Lipper                                         Monthly       1-5 business days
-------------------------------------------------------------------------------
Thompson Financial                            Quarterly      1-5 business days
-------------------------------------------------------------------------------
Bloomberg                                     Quarterly      1-5 business days
-------------------------------------------------------------------------------
Vickers Stock Research                        Quarterly      1-5 business days
-------------------------------------------------------------------------------
Standard & Poor's                             Quarterly      1-5 business days
-------------------------------------------------------------------------------
Institutional    Shareholder   Services        Weekly        1-5 business days
(formerly,    Investor   Responsibility
Research Center)
-------------------------------------------------------------------------------

The Fund's Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to

Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund and each class of the Fund will vote separately on matters relating solely to the Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

__________________________,  _________________________________,  serves  as  the independent registered public accounting firm to the Trust and of the Fund.

CUSTODIAN

______________________   (the   "Custodian"),_____________________,   serves  as
custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)    A copy of this Policy;

      (ii)   Proxy Statements received regarding client securities;

      (iii)  Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)    Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A.    Director Nominees in Uncontested Elections                          Vote With Mgt.
B.    Chairman and CEO is the Same Person                                 Vote With Mgt.
C.    Majority of Independent Directors                                   Vote With Mgt.
D.    Stock Ownership Requirements                                        Vote With Mgt.
E.    Limit Tenure of Outside Directors                                   Vote With Mgt.
F.    Director and Officer Indemnification and Liability Protection       Vote With Mgt.
G.    Eliminate or Restrict Charitable Contributions                      Vote With Mgt.

PROXY CONTESTS

A.    Voting for Director Nominees in Contested Election                  Vote With Mgt.
B.    Reimburse Proxy Solicitation                                        Vote With Mgt.

AUDITORS

A.    Ratifying Auditors                                                  Vote With Mgt.

PROXY CONTEST DEFENSES

A.    Board Structure - Classified Board                                  Vote With Mgt.
B.    Cumulative Voting                                                   Vote With Mgt.
C.    Shareholder Ability to Call Special Meetings                        Vote With Mgt.

TENDER OFFER DEFENSES

A.    Submit Poison Pill for shareholder ratification                     Case-by-Case
B.    Fair Price Provisions                                               Vote With Mgt.
C.    Supermajority Shareholder Vote Requirement                          Vote With Mgt.
         To Amend the Charter or Bylaws
D.    Supermajority Shareholder Vote Requirement                          Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A.    Confidential Voting                                                 Vote With Mgt.
B.    Equal Access                                                        Vote With Mgt.
C.    Bundled Proposals                                                   Vote With Mgt.

CAPITAL STRUCTURE

A.    Common Stock Authorization                                          Vote With Mgt.
B.    Stock Splits                                                        Vote With Mgt.
C.    Reverse Stock Splits                                                Vote With Mgt.
D.    Preemptive Rights                                                   Vote With Mgt.
E.    Share Repurchase Programs                                           Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.    Shareholder Proposals to Limit Executive and                        Case-by-Case
         Directors Pay
B.    Shareholder Ratification of Golden and Tin Parachutes               Vote With Mgt.
C.    Employee Stock Ownership Plans                                      Vote With Mgt.
D.    401(k) Employee Benefit Plans                                       Vote With Mgt.

STATE OF INCORPORATION

A.    Voting on State Takeover Plans                                      Vote With Mgt.
B.    Voting on Reincorporation Proposals                                 Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.    Mergers and Acquisitions                                            Case-by-Case
B.    Corporate Restructuring                                             Vote With Mgt.
C.    Spin-Offs                                                           Vote With Mgt.
D.    Liquidations                                                        Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.    Issues with Social/Moral Implications                               Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)        Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
           (d)(13) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(d)(2) Amendment dated August 27, 2007 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(d)(3) Amendment to the Advisory Agreement dated April 30, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(d)(4) Amendment to the Advisory Agreement dated April 30, 2004, with respect to the Alternative Strategies Allocation Fund, to be filed by amendment.

(d)(5) Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies, Hedged Equity and Market Neutral Funds only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(6) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Rotation Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(e)(1) Form of Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., relating to the Large-Cap Europe and Large-Cap Japan Funds only (now the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund, respectively), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(f)        Not applicable.

(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(h)(2) Amendment dated August 27, 2007 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
           (h)(2) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(h)(3) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(4) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the Alternative Strategies Allocation Fund, to be filed by amendment.

(h)(5) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO

           Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(6) Amendment dated August 27, 2007 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(h)(7) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(8) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the Alternative Strategies Allocation Fund, to be filed by amendment.

(h)(9) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Padco Advisors, Inc., with respect to the Commodities Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2006.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)        Not applicable.

(k)        Not applicable.

(l)        Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(3) Amendment dated August 27, 2007 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(m)(4) Amendment to the Amended and Restated Distribution and Shareholder Service Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to C-Class Shares of the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(5) Amendment to the Amended and Restated Distribution and Shareholder Service Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect C-Class Shares of the Alternative Strategies Allocation Fund, to be filed by amendment.

(m)(6) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(7) Amendment dated August 27, 2007 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(m)(8) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to H-Class Shares of the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(9)     Amendment to the Distribution  Plan for H-Class Shares dated February
           25,  2000,   with  respect  to  H-Class  Shares  of  the  Alternative
           Strategies Allocation Fund, to be filed by amendment.

(m)(10) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(11) Amendment dated August 27, 2007 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(m)(12) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to A-Class Shares of the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(13) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to A-Class Shares of the Alternative Strategies Allocation Fund, to be filed by amendment.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated August 27, 2007 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 72 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(n)(3) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America

           Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(n)(4) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the Alternative Strategies Allocation Fund, to be filed by amendment.

(o)        Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC on September 25, 2007.

(q)        Powers of Attorney  for Werner E. Keller,  Thomas F. Lydon,  Corey A.
           Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

None.

ITEM 25.   INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor and its affiliates is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION WITH ADVISOR                                  OTHER BUSINESS
---------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur     Chief Executive           Director of ICI Mutual Insurance Company
                        Officer (CEO)             -------------------------------------------------------------------------
                                                  President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                  -------------------------------------------------------------------------
                                                  CEO and Treasurer of PADCO Advisors II, Inc.
                                                  -------------------------------------------------------------------------
                                                  Executive Vice President and Treasurer of Rydex Capital Partners I, LLC
                                                  -------------------------------------------------------------------------
                                                  Executive Vice President and Treasurer of Rydex Capital Partners II, LLC
                                                  -------------------------------------------------------------------------
                                                  President and Trustee of Rydex Series Funds
                                                  -------------------------------------------------------------------------
                                                  President and Trustee of Rydex Dynamic Funds
                                                  -------------------------------------------------------------------------
                                                  President and Trustee of Rydex Variable Trust
                                                  -------------------------------------------------------------------------
                                                  President and Trustee of Rydex ETF Trust
                                                  -------------------------------------------------------------------------
                                                  Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                  -------------------------------------------------------------------------
                                                  President, CEO and Treasurer of Rydex Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum        President and             Executive Vice President and Secretary of Rydex Fund Services, Inc.
                        Secretary                 -------------------------------------------------------------------------
                                                  President and Secretary of PADCO Advisors II, Inc.
                                                  -------------------------------------------------------------------------
                                                  President and Secretary of Rydex Capital Partners I, LLC
                                                  -------------------------------------------------------------------------
                                                  President and Secretary of Rydex Capital Partners II, LLC
                                                  -------------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Series Funds
                                                  -------------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Dynamic Funds
                                                  -------------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex Variable Trust
                                                  -------------------------------------------------------------------------
                                                  Trustee and Vice President of Rydex ETF Trust
                                                  -------------------------------------------------------------------------
                                                  Trustee and President of Rydex Capital Partners SPhinX Fund
---------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney       Chief Compliance          Vice President of Compliance of PADCO Advisors II, Inc.
                        Officer                   -------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Series Funds
                                                  -------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                  -------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                  -------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                  -------------------------------------------------------------------------
                                                  Chief Compliance Officer and Secretary of Rydex Capital Partners
                                                  SPhinX Fund
                                                  -------------------------------------------------------------------------
                                                  Vice President of Rydex Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------------
Jean M. Dahl            Director                  Director and Employee of Dynamic Holdings, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of PADCO Advisors II, Inc.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION WITH ADVISOR                                  OTHER BUSINESS
---------------------------------------------------------------------------------------------------------------------------
                                                  Director of Rydex Distributors, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Fund Services, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh     Director                  Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2003 Dynamic Irrevocable Trust
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                  -------------------------------------------------------------------------
                                                  Manager of Blonde Shelters, LLC
                                                  -------------------------------------------------------------------------
                                                  Director and Employee of Dynamic Holdings, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of PADCO Advisors II, Inc.
                                                  -------------------------------------------------------------------------
                                                  Limited Partner of PADCO Partners, LLP
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Distributors, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Fund Services, Inc.
                                                  -------------------------------------------------------------------------
                                                  Trustee of Spring Hill College
                                                  -------------------------------------------------------------------------
                                                  Director and Treasurer of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------------
Mark S. Viragh          Director                  Director and Employee of Dynamic Holdings, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of PADCO Advisors II, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Distributors, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Fund Services, Inc.
                                                  -------------------------------------------------------------------------
                                                  President and Director of Viragh Family Foundation, Inc.
                                                  -------------------------------------------------------------------------
                                                  Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2003 Dynamic Irrevocable Trust
                                                  -------------------------------------------------------------------------
                                                  Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
---------------------------------------------------------------------------------------------------------------------------
Robert J. Viragh        Director                  Employee of Dynamic Holdings Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of PADCO Advisors II, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Distributors, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Rydex Fund Services, Inc.
                                                  -------------------------------------------------------------------------
                                                  Director of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------------

Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Rotation Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

-------------------------------------------------------------------------------------------------------------------
                                     POSITION
NAME                              WITH VALU-TRAC                               OTHER BUSINESS
-------------------------------------------------------------------------------------------------------------------
R. Peter W. Millar CA        Chief Executive Officer     Chief Executive Officer of Valu-Trac Investment Research
                                                         Limited
                                                         ----------------------------------------------------------
                                                         Sole Proprietor of Valu-Trac Research, Orton Estate, and
                                                         Orton Farms
                                                         ----------------------------------------------------------
                                                         Executive Director of Valu-Trac Master Fund SPC, Valu-Trac
                                                         Strategic Fund SPC,  Valu-Trac Strategic Fund LLC,
                                                         Valu-Trac Funds PLC, and Spey Fishing Trust Ltd.
                                                         ----------------------------------------------------------
                                                         Non-Executive Director of Pahlson Moller Ltd. and
                                                         Gordonstoun Foundation Ltd.
                                                         ----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                     POSITION
NAME                              WITH VALU-TRAC                               OTHER BUSINESS
-------------------------------------------------------------------------------------------------------------------
                                                         Trustee of R.P.W. Millar 1998 Discretionary Trust
-------------------------------------------------------------------------------------------------------------------
Malcolm G. Strang Steel WS   Non-Executive Director      Partner of Turcan Connell, Solicitors
                                                         ----------------------------------------------------------
                                                         Partner of Greenhead Farm
                                                         ----------------------------------------------------------
                                                         Non-Executive Director of Gleneagles Farms, Ltd., Hope
                                                         Sixteen (Properties) Ltd., Hope Sixteen (Trustees) Ltd.,
                                                         Logie Enterprises Ltd., Princes Exchange (Nominees) Ltd.,
                                                         Princes Exchange (Trustees) Ltd., Prospero Trustees, Ltd.,
                                                         Relugas Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess
                                                         (No. 2), TC Nominees (No. 3) Ltd., TC Nominees (No. 4)
                                                         Ltd., TC Nominess (No. 5) Ltd., Turcan Connell (PEP
                                                         Nominess) Ltd., Turcan Connell (Trustees) Ltd. and
                                                         Valu-Trac Investment Research Ltd.
-------------------------------------------------------------------------------------------------------------------
Anne Laing                   Chief Compliance Officer    Executive Director of Valu-Trac Funds PLC
-------------------------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27.   PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

------------------------------------------------------------------------------------------
         NAME AND                       POSITIONS AND                   POSITIONS AND
PRINCIPAL BUSINESS ADDRESS         OFFICES WITH UNDERWRITER        OFFICES WITH REGISTRANT
------------------------------------------------------------------------------------------
Carl G. Verboncoeur             CEO, President and Treasurer        President and Trustee
------------------------------------------------------------------------------------------
Kevin Farragher              Senior Vice President and Secretary            None
------------------------------------------------------------------------------------------
Peter Brophy                         Vice President and                     None
                                   Chief Financial Officer
------------------------------------------------------------------------------------------
Allison Charley                   Chief Compliance Officer                  None
------------------------------------------------------------------------------------------
Joseph Yoon                          Assistant Secretary                    None
------------------------------------------------------------------------------------------
Jean M. Dahl                              Director                          None
------------------------------------------------------------------------------------------
Katherine A. Viragh                       Director                          None
------------------------------------------------------------------------------------------
Mark Stephen Viragh                       Director                          None
------------------------------------------------------------------------------------------
Robert Viragh                             Director                          None
------------------------------------------------------------------------------------------

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the

Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.   UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 73 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 13th day of December, 2007.

                                              RYDEX SERIES FUNDS

                                              /s/ Carl G. Verboncoeur
                                              -----------------------
                                              Carl G. Verboncoeur
                                              President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 73 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                   DATE
---------                   -----                                   ----
/s/Carl G. Verboncoeur      President and Chief Executive Officer   December 13, 2007
-------------------------
Carl G. Verboncoeur

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
J.Kenneth Dalton

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
John O.  Demaret

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
Patrick T. McCarville

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
Roger Somers

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
Corey A. Colehour

/s/Michael P. Byrum         Member of the Board of Trustees         December 13, 2007
-------------------------
Michael P. Byrum

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
Werner E. Keller

         *                  Member of the Board of Trustees         December 13, 2007
-------------------------
Thomas F. Lydon

/s/Nick Bonos               Vice President and Treasurer            December 13, 2007
-------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
  -----------------------
  Carl G. Verboncoeur

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT
------------   -------

EX-99.I        Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP